DEBT OBLIGATIONS (Tables)	12 Months Ended
Sep. 30, 2016
Debt Obligations
Schedule of Debt Obligations
Debt obligations consist of the following (dollars in thousands):

	September 30,
	2016	2015
Mortgages payable	$621,382	$475,312
Junior subordinated notes	37,400	37,400
Deferred mortgage costs	(6,275)	(5,327)
Total debt obligations	$652,507	$507,385

Schedule of Maturities of Long-term Debt
Scheduled principal repayments for the next five years and thereafter are as follows (dollars in thousands):

Year Ending September 30,	Scheduled Principal Payments
2017	$5,649
2018	6,828
2019	127,067
2020	32,431
2021	46,683
Thereafter	402,724
$621,382

Schedule of Outstanding Debt
During the twelve months ended September 30, 2016, the Trust obtained supplemental fixed rate financing as set forth in the table below (dollars in thousands):

Location	Closing Date	Supplemental Mortgage Debt	Interest Rate	Maturity Date
Pensacola, FL	10/13/15	$3,194	4.92%	March 2022
Atlanta, GA	11/10/15	5,000	4.93%	July 2021
Houston, TX	2/09/16	3,865	4.94%	August 2021
Huntsville,AL	4/15/16	2,650	5.29%	November 2023
		$14,709
During the twelve months ended September 30, 2016, the Trust incurred the following fixed rate mortgage debt in connection with the following acquisitions (dollars in thousands):

Location	Closing Date	Acquisition Mortgage Debt	Interest Rate	Interest only period	Maturity Date
LaGrange, GA	11/18/15	$16,051	4.36%	-	February 2022
Katy,TX	1/22/16	30,750	4.44%	60 months	February 2026
Macon,GA	2/01/16	11,200	4.39%	24 months	February 2026
Southaven, MS	2/29/16	28,000	4.24%	60 months	March 2026
San Antonio, TX (1)	5/06/16	26,400	3.61%	23 months	May 2023
Dallas,TX	5/11/16	27,938	4.01%	24 months	May 2028
Columbia,SC	5/31/16	12,934	4.28%	36 months	June 2026
Atlanta, GA	8/15/16	27,375	3.97%	36 months	August 2026
Southaven,MS	9/01/16	30,564	3.73%	60 months	September 2026
San Antonio, TX (1)	9/16/16	27,000	4.05%	36 months	September 2026
		$238,212

(1) Debt is fixed rate by use of an interest rate swap.